Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
VistaShares Artificial Intelligence Supercycle ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Artificial Intelligence Supercycle ETF
Class Name	VistaShares Artificial Intelligence Supercycle ETF
Trading Symbol	AIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VistaShares Artificial Intelligence Supercycle ETF (the "Fund") for the period December 2, 2024 (the Fund's “Inception”) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to VistaShares Artificial Intelligence Supercycle ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Artificial Intelligence Supercycle ETF	$92	0.75%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What factors influenced the Fund’s performance?

Quality infrastructure exposure versus narrative-heavy AI.

AIS targets the underlying supply chain required to scale AI: compute silicon, memory, high-speed connectivity, servers/ODM manufacturing, and the power/thermal systems that keep modern data centers running. This positioning tended to benefit as investors increasingly favored tangible demand drivers—capacity expansion, utilization, and shipment volumes—over less direct “AI adoption” proxies.

Market environment and valuation discipline.

Shifts in interest rates and growth expectations affected the broader AI complex, but the Fund’s emphasis on infrastructure businesses with clearer demand visibility and monetization pathways helped cushion relative performance during choppier windows. When conditions improved, those same businesses often participated meaningfully as capital spending expectations stabilized or strengthened.

Bottlenecks and margin pools within the AI stack.

Returns were influenced by where the market perceived the tightest constraints and most durable margin opportunity—such as advanced memory, high-speed interconnect, and critical testing/yield assurance— alongside essential data center power and cooling. Companies positioned in these bottlenecks generally contributed more consistently versus more commoditized segments.

Portfolio construction and rebalancing.

The Adviser maintained a diversified, rules-based portfolio across multiple layers of the AI infrastructure ecosystem. Periodic rebalancing was used to manage concentration, refresh exposures as leadership rotated within the AI stack, and keep the portfolio aligned with the Fund’s investment objective as relative weights evolved.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 12/02/2024
VistaShares Artificial Intelligence Supercycle ETF	47.23%
BITA VistaShares Artificial Intelligence Supercycle Index	53.97%
S&P 500 TR	14.78%

Performance Inception Date	Dec. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vistashares.com for more recent performance information.
Net Assets	$ 99,384,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 212,370
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$99,384
Number of Holdings	52
Total Advisory Fee	$212,370
Portfolio Turnover Rate	8%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
SK hynix, Inc.	7.1
Micron Technology, Inc.	7.0
Vertiv Holdings Co.	4.9
Taiwan Semiconductor Manufacturing Co. Ltd	4.8
Intel Corp.	4.7
Advanced Micro Devices, Inc.	4.5
Foxconn Industrial Internet Co. Ltd	4.2
NVIDIA Corp.	4.1
GE Vernova, Inc.	3.5
Marvell Technology, Inc.	3.1

VistaShares Electrification Supercycle ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Electrification Supercycle ETF
Class Name	VistaShares Electrification Supercycle ETF
Trading Symbol	POW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VistaShares Electrification Supercycle ETF (the "Fund") for the period October 27, 2025 (the Fund's “Inception”) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to VistaShares Electrification Supercycle ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Electrification Supercycle ETF	$7	0.75%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What factors influenced the Fund’s performance?

Electrification is a multi-year infrastructure cycle.

The Fund seeks exposure to companies positioned to benefit from growing electricity demand and the buildout required to generate, transmit, distribute, and manage power. These businesses are often supported by long project timelines and recurring replacement cycles, with results influenced by visibility into orders, backlogs, and execution across large-scale infrastructure programs.

Market environment and valuation dynamics.

Changes in interest rates, inflation expectations, and the growth outlook affected valuation across industrial and infrastructure equities during the fiscal year. Periods of tighter financial conditions tended to increase scrutiny around project timing and margins, while improving sentiment supported stronger pricing for companies viewed as mission-critical suppliers with durable demand.

Grid reliability, capacity constraints, and sector dispersion.

The market increasingly differentiated between discretionary spend and “must-do” upgrades. Areas tied to grid resilience, transmission and distribution expansion, power management, and high-utilization electrical components tended to be viewed as higher-priority needs. Differences in backlog quality, pricing power, and end-market exposure contributed to dispersion among electrification-linked companies across the year.

Portfolio construction and rebalancing.

The Adviser maintained a diversified, rules-based portfolio across multiple electrification-oriented industries, including grid equipment, electrical components, power management, automation, and energy infrastructure. Periodic rebalancing was used to manage concentration and maintain alignment with the Fund’s investment objective as market prices and relative weights evolved.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 10/27/2025
VistaShares Electrification Supercycle ETF	-0.33%
BITA VistaShares Electrification Supercycle Index	0.46%
S&P 500 TR	-0.26%

Performance Inception Date	Oct. 27, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vistashares.com for more recent performance information.
Net Assets	$ 2,990,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 1,564
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$2,990
Number of Holdings	54
Total Advisory Fee	$1,564
Portfolio Turnover Rate	2%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Delta Electronics Thailand PCL	5.3
Hubbell, Inc.	5.3
Prysmian SpA	4.8
LS Electric Co. Ltd	4.7
GE Vernova, Inc.	4.6
Quanta Services, Inc.	4.5
Eaton Corp PLC	4.4
Siemens Energy AG	4.2
Powell Industries, Inc.	3.9
Hyosung Heavy Industries Corp.	3.9